Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Freedom Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund
Trading Symbol	FFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Retirement Fund	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 2,401,704,934
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Growth Company Fund 2.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Freedom Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund Class K6
Trading Symbol	FYTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 2,401,704,934
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Growth Company Fund 2.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Freedom Retirement Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund Class K
Trading Symbol	FNSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 2,401,704,934
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,401,704,934
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Money Market Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Growth Company Fund 2.2 Fidelity Series Large Cap Stock Fund 2.2 Fidelity Series Short-Term Credit Fund 1.9 Fidelity Series International Value Fund 1.8 83.5
Fidelity Freedom 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund
Trading Symbol	FFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 2,537,011,908
Holdings Count | shares	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K6
Trading Symbol	FFSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 2,537,011,908
Holdings Count | shares	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K
Trading Symbol	FFSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 2,537,011,908
Holdings Count | shares	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,537,011,908
Number of Holdings	44
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund
Trading Symbol	FDKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 7,625,829,454
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K6
Trading Symbol	FVTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 7,625,829,454
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K
Trading Symbol	FNSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 7,625,829,454
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,625,829,454
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund
Trading Symbol	FDEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 14,011,142,949
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K6
Trading Symbol	FCTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 14,011,142,949
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K
Trading Symbol	FNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 14,011,142,949
Holdings Count | shares	43
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$14,011,142,949
Number of Holdings	43
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund
Trading Symbol	FFFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 21,903,606,502
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.2
Fidelity Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K6
Trading Symbol	FZTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 21,903,606,502
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.2
Fidelity Freedom 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K
Trading Symbol	FNSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 21,903,606,502
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$21,903,606,502
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.2
Fidelity Freedom 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund
Trading Symbol	FFFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 24,225,964,214
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.0
Fidelity Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K6
Trading Symbol	FJTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 24,225,964,214
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.0
Fidelity Freedom 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K
Trading Symbol	FSNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 24,225,964,214
Holdings Count | shares	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,225,964,214
Number of Holdings	44
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 77.0
Fidelity Freedom 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund
Trading Symbol	FFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 32,282,431,170
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Series Investment Grade Bond Fund 5.5 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.4 70.3
Fidelity Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K6
Trading Symbol	FHTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 32,282,431,170
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Series Investment Grade Bond Fund 5.5 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.4 70.3
Fidelity Freedom 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K
Trading Symbol	FSNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.62%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
Net Assets	$ 32,282,431,170
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$32,282,431,170
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Series Investment Grade Bond Fund 5.5 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Opportunistic Insights Fund 5.4 70.3
Fidelity Freedom 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund
Trading Symbol	FFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 31,016,420,596
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.3 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Stock Selector Large Cap Value Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Value Discovery Fund 4.5 70.6
Fidelity Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K6
Trading Symbol	FWTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 31,016,420,596
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.3 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Stock Selector Large Cap Value Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Value Discovery Fund 4.5 70.6
Fidelity Freedom 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K
Trading Symbol	FSNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 31,016,420,596
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$31,016,420,596
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 16.9 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.3 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Overseas Fund 5.5 Fidelity Series Stock Selector Large Cap Value Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Value Discovery Fund 4.5 70.6
Fidelity Freedom 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund
Trading Symbol	FFFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 33,464,326,884
Holdings Count | shares	46
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 71.0
Fidelity Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K6
Trading Symbol	FGTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 33,464,326,884
Holdings Count | shares	46
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 71.0
Fidelity Freedom 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K
Trading Symbol	FSNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Net Assets	$ 33,464,326,884
Holdings Count | shares	46
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$33,464,326,884
Number of Holdings	46
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 37.6 Domestic Equity Funds 34.9 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.6 Domestic Equity Funds - 34.9 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.2 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 71.0
Fidelity Freedom 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund
Trading Symbol	FFTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 20,292,649,493
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.0 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.0 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 3.8 73.4
Fidelity Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K6
Trading Symbol	FDTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 20,292,649,493
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.0 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.0 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 3.8 73.4
Fidelity Freedom 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K
Trading Symbol	FSNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 20,292,649,493
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$20,292,649,493
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 44.0 Domestic Equity Funds 31.0 International Equity Funds 24.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.0 Domestic Equity Funds - 31.0 International Equity Funds - 24.5 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 Fidelity Series International Growth Fund 4.4 Fidelity Series Overseas Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 3.8 73.4
Fidelity Freedom 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund
Trading Symbol	FFFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 12,980,983,853
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.8
Fidelity Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K6
Trading Symbol	FATKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 12,980,983,853
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.8
Fidelity Freedom 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K
Trading Symbol	FSNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 12,980,983,853
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$12,980,983,853
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series International Value Fund 3.7 Fidelity Series International Growth Fund 3.7 Fidelity Series Overseas Fund 3.6 70.8
Fidelity Freedom 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund
Trading Symbol	FFVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 4,392,559,208
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.0 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.0 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Growth Company Fund 3.8 Fidelity Series Large Cap Stock Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series International Value Fund 2.9 74.5
Fidelity Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K6
Trading Symbol	FPTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 4,392,559,208
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.0 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.0 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Growth Company Fund 3.8 Fidelity Series Large Cap Stock Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series International Value Fund 2.9 74.5
Fidelity Freedom 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K
Trading Symbol	FSNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 4,392,559,208
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,392,559,208
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 56.0 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.0 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Money Market Fund 4.8 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Growth Company Fund 3.8 Fidelity Series Large Cap Stock Fund 3.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series International Value Fund 2.9 74.5
Fidelity Freedom 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund
Trading Symbol	FFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 3,151,002,424
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.2 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.2 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 80.1
Fidelity Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K6
Trading Symbol	FOTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 3,151,002,424
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.2 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.2 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 80.1
Fidelity Freedom 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K
Trading Symbol	FSNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 3,151,002,424
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,151,002,424
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.2 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.2 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 34.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Money Market Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.1 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.2 Fidelity Series International Growth Fund 2.2 80.1
Fidelity Freedom 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund
Trading Symbol	FRBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 145,395,561
Holdings Count | shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K
Trading Symbol	FRBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 145,395,561
Holdings Count | shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.7 77.4
Fidelity Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K6
Trading Symbol	FRBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 145,395,561
Holdings Count | shares	35
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$145,395,561
Number of Holdings	35
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.8 Bond Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.8 Bond Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Growth Company Fund 10.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 10.0 Fidelity Series Overseas Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.7 77.4